Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Schedule of Expense Categories Reviewed by CODM

The table below summarizes the significant expense categories regularly reviewed by the CODM:

	Six months ended June 30,
	2026	2025

Salaries ,contractors and material for research and development	$(1,050)	$(172)
Corporate general and administrative cost	(1,005)	(187)
Other segments items*	(545)	(2,869)

Net loss	$(2,600)	$(3,228)

(*)	Other segments items include mainly share based payment expense, finance income (expenses) from revaluation of convertible notes and warrants liability and others expenses.